Dividends on ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Dividends on ordinary shares
Dividends paid, ordinary shares per share	£ 0.02	£ 0.02
Dividends paid, ordinary shares	£ 341	£ 339